Secured Term Loan Facilities and Revolving Credit Facilities - July 2026 Post-Delivery Senior Secured Term Loan (Details) - Subsequent Event - Line of Credit - Secured Term Loan - July 2026 Post-Delivery Senior Secured Term Loan
$ in Thousands
Jul. 31, 2026 USD ($) vessel
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 121,800
Bullet payment	$ 85,260
Basis spread on variable rate (as a percent)	1.35%
Debt term	72 months
Ammonia Carriers
Debt Instrument [Line Items]
Number of assets to be financed (in vessels) | vessel	2